Other Current Assets - Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Public funding receivables	$ 190	$ 296
Taxes and other government receivables	270	119
Advances and prepayments	125	118
Loans and deposits	10	8
Interest receivable	22	1
Derivative instruments	56	6
Other current assets	61	33
Total	$ 734	$ 581